Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000218632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class R6/JABUX)
Average Annual Return, Percent	2.54%	0.84%	2.18%
C000218631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class I/JABTX)
Average Annual Return, Percent	2.43%	0.74%	2.11%
C000218634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class C/JABOX)
Average Annual Return, Percent	0.43%	(0.27%)	1.58%
C000218633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class A/JABWX)
Average Annual Return, Percent	(1.81%)	(0.32%)	1.57%
C000008940 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class 1/JIGDX)
Average Annual Return, Percent	2.49%	0.79%	2.14%
C000085587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class A/JIPAX)
Average Annual Return, Percent	(1.11%)	0.39%	2.06%
C000085588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class C/JIPCX)
Average Annual Return, Percent	1.31%	0.50%	1.77%
C000085589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class I/JIPIX)
Average Annual Return, Percent	3.34%	1.51%	2.78%
C000027206 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class NAV/JHSEX)
Average Annual Return, Percent	3.45%	1.63%	2.91%
C000113502 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class R2/JIPPX)
Average Annual Return, Percent	2.95%	1.13%	2.40%
C000106458 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class R6/JIPRX)
Average Annual Return, Percent	3.44%	1.62%	2.90%
C000106468 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)
Average Annual Return, Percent	29.57%	6.73%	7.67%
C000047776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)
Average Annual Return, Percent	29.52%	6.74%	7.68%
C000099351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)
Average Annual Return, Percent	29.34%	6.62%	7.56%
C000099350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)
Average Annual Return, Percent	27.08%	5.56%	6.49%
C000099349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)
Average Annual Return, Percent	22.47%	5.21%	6.69%
C000056650 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class 1/JFIHX)
Average Annual Return, Percent	3.12%	5.15%	4.72%
C000056647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class A/JFIAX)
Average Annual Return, Percent	0.31%	4.32%	4.13%
C000056649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class C/JFIGX)
Average Annual Return, Percent	1.10%	4.07%	3.62%
C000056651 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class I/JFIIX)
Average Annual Return, Percent	3.05%	5.08%	4.64%
C000056652 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class NAV/JFIDX)
Average Annual Return, Percent	3.17%	5.20%	4.77%
C000106469 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class R6/JFIRX)
Average Annual Return, Percent	3.30%	5.22%	4.77%
C000153967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class R6/JEMIX)
Average Annual Return, Percent	7.69%	2.93%	3.81%
C000082348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class NAV)
Average Annual Return, Percent	7.82%	2.94%	3.83%
C000082347 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class I/JMKIX)
Average Annual Return, Percent	7.56%	2.80%	3.70%
C000145673 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class C/JMKCX)
Average Annual Return, Percent	5.51%	1.79%	2.67%
C000082346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class A/JMKAX)
Average Annual Return, Percent	3.11%	1.75%	3.02%
C000140586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class A/JIAFX)
Average Annual Return, Percent	4.95%	4.49%	4.83%
C000140587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class C/JIAGX)
Average Annual Return, Percent	8.09%	4.68%	4.55%
C000140588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class I/JIAIX)
Average Annual Return, Percent	10.19%	5.74%	5.60%
C000219602 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class NAV)
Average Annual Return, Percent	10.19%	5.85%	5.27%
C000140589 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class R6/JIASX)
Average Annual Return, Percent	10.31%	5.85%	5.71%
Without Sales Load [Member] | C000218634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge
Average Annual Return, Percent	1.41%	(0.27%)	1.58%
Without Sales Load [Member] | C000218633 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge
Average Annual Return, Percent	2.26%	0.50%	1.98%
Without Sales Load [Member] | C000085587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge
Average Annual Return, Percent	3.03%	1.21%	2.49%
Without Sales Load [Member] | C000085588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge
Average Annual Return, Percent	2.31%	0.50%	1.77%
Without Sales Load [Member] | C000099350 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge
Average Annual Return, Percent	28.08%	5.56%	6.49%
Without Sales Load [Member] | C000099349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge
Average Annual Return, Percent	28.98%	6.29%	7.23%
Without Sales Load [Member] | C000056647 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge
Average Annual Return, Percent	2.82%	4.84%	4.40%
Without Sales Load [Member] | C000056649 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge
Average Annual Return, Percent	2.06%	4.07%	3.62%
Without Sales Load [Member] | C000145673 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge
Average Annual Return, Percent	6.51%	1.79%	2.67%
Without Sales Load [Member] | C000082346 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge
Average Annual Return, Percent	7.36%	2.58%	3.44%
Without Sales Load [Member] | C000140586 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge
Average Annual Return, Percent	9.91%	5.47%	5.32%
Without Sales Load [Member] | C000140587 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge
Average Annual Return, Percent	9.09%	4.68%	4.55%
Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond (USD Hedged) Index
Average Annual Return, Percent	1.75%	0.48%	1.78%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	39.25%	8.18%	9.29%
J P Morgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent	8.02%	2.19%	3.29%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	0.60%	(1.74%)	0.34%
Morningstar LSTA U S Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	4.79%	6.28%	5.45%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	20.37%	11.21%	13.01%
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg U S Corporate Bond Index 45 Bloomberg Global High Yield USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	20% MSCI USA High Dividend Yield Index/ 10% MSCI World ex USA High Dividend Yield Index/ 25% Bloomberg U.S. Corporate Bond Index/ 45% Bloomberg Global High Yield (USD Hedged) Index
Average Annual Return, Percent	9.03%	5.13%	5.96%
Thirty MSCI World Index 70 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30% MSCI World Index/ 70% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.28%	3.19%	4.96%